FINANCIAL INSTRUMENTS (Details)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)
Financial Asset [Abstract]
Accounts receivable	$ 363,653		$ 745,002
Equity line of credit		$ 5,000,000
One Major Customer [Member] | Credit Risk [Member]
Financial Asset [Abstract]
Accounts receivable	$ 264,296